Issued capital and reserves - Authorized Capital, In Number of Shares (Details)	Dec. 31, 2020 shares	Dec. 31, 2019 category shares	Dec. 31, 2018 shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	147,036,688	244,254,014	156,960,089
Number of categories of authorized shares | category		1